Investment in Unconsolidated Businesses (Parenthetical) (Detail) (Vodafone Omnitel N.V.)	Feb. 21, 2014
Vodafone Omnitel N.V.
Schedule of Equity Method Investments [Line Items]
Verizon ownership percentage	23.10%